Summary Prospectus	February 26, 2010

AIM Trimark Fund
Effective April 30, 2010, AIM Trimark Fund will be known as Invesco Global Fund.

Class: A (ATKAX), B (ATKBX), C (ATKCX), R (ATKRX), Y (ATKYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invescoaim.com/prospectus. Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated February 26, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the AIM Funds. Effective April 1, 2010, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. Effective April 30, 2010, any and all references in the prospectus to “AIM Funds” are replaced with “Invesco Funds”. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)[1]	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses	1.80	1.80	1.80	1.80	1.80

Total Annual Fund Operating Expenses	2.85	3.60	3.60	3.10	2.60

Fee Waiver and/or Expense Reimbursement[2]	0.59	0.59	0.59	0.59	0.59

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.26	3.01	3.01	2.51	2.01

1	You may be charged a 2.00% fee if you redeem or exchange shares of the Fund within 31 days of purchase.
2	The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Class Y shares to 2.25%, 3.00%, 3.00%, 2.50% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees and Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangements at any time. Fee Waivers have been restated to reflect this agreement.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

1        AIM Trimark Fund

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$766	$1,332	$1,922	$3,511

Class B	804	1,349	2,014	3,658

Class C	404	1,049	1,814	3,824

Class R	254	902	1,574	3,370

Class Y	204	752	1,328	2,891

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$766	$1,332	$1,922	$3,511

Class B	304	1,049	1,814	3,658

Class C	304	1,049	1,814	3,824

Class R	254	902	1,574	3,370

Class Y	204	752	1,328	2,891

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities of medium and large-capitalization issuers, of domestic issuers and foreign issuers.

The Fund emphasizes investment in issuers in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The Fund may also invest in issuers located in developing countries, i.e. those that are in the initial stages of their industrial cycle.

The Fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may produce the desired results.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund is not managed to track the performance of any particular benchmark, including the benchmarks shown below, and consequently, the performance of the Fund may deviate significantly from the performance of these benchmarks. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invescoaim.com. Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund’s Class A shares from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended June 30, 2009): 20.09%
Worst Quarter (ended December 31, 2008): (26.37)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since	Inception
	Year	Years	Inception	Date

Class A:				11/04/03
Return Before Taxes	21.92%	(0.28)%	1.98%
Return After Taxes on Distributions	21.92	(0.74)	1.60
Return After Taxes on Distributions and Sale of Fund Shares	14.25	(0.05)	1.86

Class B	23.12	(0.22)	2.18	11/04/03

Class C	27.08	0.14	2.20	11/04/03

Class R1	28.76	0.64	2.71	04/30/04

Class Y2	29.47	0.92	2.98	10/03/08

MSCI World Indexsm	29.99	2.01	5.20

Lipper Global Multi-Cap Core Funds Index	31.03	3.43	6.42

2        AIM Trimark Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
1	Class R shares performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
2	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Trimark Ltd.

Portfolio Managers	Title	Service Date

Dana Love	Senior Portfolio Manager (Lead)	2004

Heather Peirce	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246. Effective April 30, 2010, Invesco Aim Investment Services, Inc. will be known as Invesco Investment Services, Inc.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as either ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        AIM Trimark Fund

invescoaim.com  T-TRI-SUMPRO-1

Summary Prospectus	February 26, 2010

AIM Trimark Fund
Effective April 30, 2010, AIM Trimark Fund will be known as Invesco Global Fund.

Institutional Class: (ATKIX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invescoaim.com/prospectus. Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated February 26, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)[1]	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Management Fees	0.80%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	1.37

Total Annual Fund Operating Expenses	2.17

Fee Waiver and/or Expense Reimbursement[2]	0.16

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.01

1	You may be charged a 2.00% redemption fee if you redeem or exchange shares of the Fund within 31 days of purchase.
2	The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Institutional Class shares to 2.00%, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees and Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangements at any time. Fee Waivers have been restated to reflect this agreement.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$204	$664	$1,150	$2,491

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities of medium and large-capitalization issuers, of domestic issuers and foreign issuers.

The Fund emphasizes investment in issuers in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The Fund may also invest in issuers located in developing countries, i.e. those that are in the initial stages of their industrial cycle.

The Fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: (1) a more attractive investment opportunity is identified; (2) the full value of the investment is deemed to have been realized; (3) there has been a fundamental negative change in management

1        AIM Trimark Fund

strategy of the issuer; or (4) there has been a fundamental negative change in competitive environment.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may produce the desired results.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund is not managed to track the performance of any particular benchmark, including the benchmarks shown below, and consequently, the performance of the Fund may deviate significantly from the performance of these benchmarks. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invescoaim.com. Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Best Quarter (ended June 30, 2009): 20.12%
Worst Quarter (ended December 31, 2008): (26.33)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since	Inception
	Year	Years	Inception	Date

Institutional Class:				04/30/04
Return Before Taxes	29.44%	1.23%	3.27%
Return After Taxes on Distributions	29.44	0.72	2.85
Return After Taxes on Distributions and Sale of Fund Shares	19.14	1.23	2.96

MSCI Worldsm Index	29.99	2.01	4.17

Lipper Global Multi-Cap Core Funds Index	31.03	3.43	5.42

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
  Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Trimark Ltd.

Portfolio Managers	Title	Service Date

Dana Love	Senior Portfolio Manager (Lead)	2004

Heather Peirce	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., funds of funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by

2        AIM Trimark Fund

influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        AIM Trimark Fund

invescoaim.com  T-TRI-SUMPRO-2